UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154

Registrant’s telephone number, including area code: : (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments
March 31, 2017 (Unaudited)
	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 135.97%
Aerospace and Defense - 0.25%
Engility Corporation, Senior Secured First Lien Term B-2 Loan, 6.750%, 08/12/2023	$534,179	$537,769

Automotive - 1.93%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 09/01/2021	394,490	395,909
Bright Bidco BV, Senior Secured First Lien Term B Loan, L+4.500%, 03/15/2024(b)	1,026,616	1,035,168
Capital Automotive LP, Senior Secured First Lien Tranche B-2 Loan, L+3.000%, 03/21/2024(b)	254,237	257,097
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 4.725%, 02/03/2025	789,474	802,796
KAR Auction Services Inc, Senior Secured First Lien Tranche B-3 Term Loan, 4.500%, 03/09/2023	410,646	415,866
Mitchell International Inc, Senior Secured Second Lien Term Loan, 8.539%, 10/11/2021	1,294,266	1,302,361
		4,209,197

Banking, Finance, Insurance and Real Estate - 11.51%
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 4.387%, 08/12/2022	1,063,370	1,070,304
AssuredPartners Inc, Senior Secured First Lien 2016 Refinancing Term Loan, L+4.250%, 10/21/2022(b)	2,049,320	2,068,276
Asurion LLC, Senior Secured First Lien Incremental Tranche B-5 Term Loan, 4.750%, 11/03/2023	2,373,246	2,396,729
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 03/03/2021	2,050,064	2,078,765
Broadstreet Partners Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 11/08/2023	1,094,817	1,115,345
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 5.750%, 04/13/2022	159,345	160,374
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 5.030%, 12/10/2019	1,758,566	1,576,115
Cypress Merger Sub Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	913,621	918,189
Cypress Merger Sub Inc, Senior Secured Second Lien Term Loan, L+6.750%, 03/31/2025(b)	813,953	824,128
DTZ US Borrower LLC, Senior Secured Second Lien Initial Term Loan, 9.289%, 11/04/2022	166,512	166,721
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, 4.250%, 07/27/2023	2,954,789	2,976,965
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 7.647%, 04/05/2021	470,905	469,139
First Eagle Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.147%, 12/01/2022	1,431,875	1,438,139
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, 4.890%, 06/07/2023	1,700,893	1,724,884
NFP Corp, Senior Secured First Lien Term B Term Loan, 4.647%, 01/08/2024	586,592	593,376
Resolute Investment Managers Inc, Senior Secured First Lien Initial Term Loan, L+4.250%, 04/30/2022(b)	954,962	961,327
Solera LLC (Solera Finance Inc), Senior Secured First Lien Dollar Term Loan, 5.750%, 03/03/2023	2,563,673	2,579,875
VF Holding Corp, Senior Secured First Lien Term B-1 Loan, 4.250%, 06/30/2023	557,944	561,431
Victory Capital Operating LLC, Senior Secured First Lien Initial Term Loan, 8.647%, 10/29/2021	501,178	507,234
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 4.897%, 10/01/2021	997,442	975,314
		25,162,630

Beverage, Food and Tobacco - 5.77%
Americold Realty Operating Partnership LP, Senior Secured First Lien Initial Term Loan, 4.750%, 12/01/2022	287,137	290,907
Candy Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.647%, 06/15/2023	1,786,270	1,750,545
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 4.000%, 02/15/2021	987,277	980,801
Chobani LLC, Senior Secured First Lien Closing Date Term Loan, L+4.250%, 10/09/2023(b)	2,404,597	2,431,648
Constellation Brands Canada Inc, Senior Secured First Lien Initial Tranche B-1 Term Loan, 4.887%, 12/15/2023	575,481	582,496

	Principal
	Amount	Value

Beverage, Food and Tobacco (continued)
Dole Food Company Inc, Senior Secured First Lien Term Loan B, L+3.000%, 03/22/2024(b)	$639,659	$644,376
NPC International Inc, Senior Secured First Lien Term Loan, L+3.500%, 03/29/2024(b)	1,147,541	1,159,556
NPC International Inc, Senior Secured Second Lien Term Loan, L+7.500%, 03/28/2025(b)	949,153	959,830
TKC Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/01/2023	1,088,083	1,100,552
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 02/01/2024	185,759	186,746
Weight Watchers International Inc, Senior Secured First Lien Initial Tranche B-2 Term Loan, L+3.250%, 04/02/2020(b)	1,995,527	1,864,301
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.500%, 12/31/2021	693,642	658,959
		12,610,717

Capital Equipment - 1.82%
Columbus McKinnon Corporation, Senior Secured First Lien Term Loan, 4.150%, 01/31/2024	584,608	590,272
Diebold Inc, Senior Secured First Lien Dollar Term B Loan, 5.375%, 11/06/2023	795,000	808,662
Duke Finance LLC, Senior Secured First Lien Term B Loan, 6.147%, 02/22/2024	694,444	701,389
Husky Injection Molding Systems Ltd, Senior Secured First Lien Initial Term Loan, 4.250%, 06/30/2021	343,455	345,538
Meter Readings Holding LLC, Senior Secured First Lien Initial Term Loan, 6.804%, 08/29/2023	1,492,500	1,522,350
		3,968,211

Chemicals, Plastics and Rubber - 2.51%
DuBois Chemicals Inc, Senior Secured First Lien Delayed Draw Term Loan, 1.000%, 03/15/2024	108,543	109,583
DuBois Chemicals Inc, Senior Secured First Lien Initial Term Loan, 4.881%, 03/15/2024	434,171	438,332
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 08/02/2021	699,057	706,922
Emerald Performance Materials LLC, Senior Secured Second Lien Initial Term Loan, 8.750%, 08/01/2022	1,500,000	1,501,875
Pinnacle Operating Corporation, Senior Secured First Lien Term B Refinancing Loan, 8.250%, 11/15/2021	2,198,032	2,044,170
Royal Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan, 4.397%, 06/20/2022	209,716	212,141
Tekni-Plex Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 06/01/2023	475,962	476,556
		5,489,579

Construction and Building - 11.77%
American Bath Group LLC, Senior Secured First Lien Delayed Draw Incremental Term Loan, 6.397%, 09/30/2023	94,340	95,224
American Bath Group LLC, Senior Secured First Lien Initial Incremental Term Loan, 6.397%, 09/30/2023	905,660	914,151
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 6.397%, 09/30/2023	1,356,818	1,373,270
American Bath Group LLC, Senior Secured Second Lien Term Loan, 10.897%, 09/30/2024	150,000	144,750
Associated Asphalt Partners LLC, Senior Secured First Lien Dollar Term B Loan, L+5.250%, 04/01/2024(b)	707,071	711,490
C.H.I. Overhead Doors Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 07/29/2022	1,492,444	1,494,310
Dayton Superior Corporation, Senior Secured First Lien Term Loan, 9.147%, 11/03/2021	1,163,750	1,163,750
Forterra Finance LLC, Senior Secured First Lien Term Loan, 4.500%, 10/25/2023	1,367,337	1,381,352
GYP Holdings III Corp, Senior Secured First Lien Term Loan, 4.539%, 04/01/2021	1,099,737	1,105,923
HNC Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.500%, 10/05/2023	620,207	630,286
Installed Building Products Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/31/2024(b)	697,674	699,419
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 7.000%, 02/28/2024	1,428,571	1,405,357
IPS Structural Adhesive Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.250%, 12/14/2023	2,293,937	2,314,009
IPS Structural Adhesive Holdings Inc, Senior Secured Second Lien Initial Term Loan, 10.500%, 12/14/2024	750,000	750,000
Morsco Inc, Senior Secured First Lien Initial Term Loan, 8.000%, 10/31/2023	1,242,188	1,258,491
New Arclin US Holding Corp, Senior Secured First Lien Term Loan, 5.670%, 02/14/2024	1,570,681	1,585,900
SiteOne Landscape Supply LLC, Senior Secured First Lien Tranche B Term Loan, 5.500%, 04/29/2022	1,041,618	1,053,341
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 5.289%, 08/25/2022	1,801,028	1,828,422
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 9.789%, 02/24/2023	810,445	842,863

	Principal
	Amount	Value

Construction and Building (continued)
US LBM Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.331%, 08/20/2022	$3,695,857	$3,722,800
VC GB Holdings Inc, Senior Secured First Lien Term Loan, 4.750%, 02/28/2024	578,125	582,461
Wilsonart LLC, Senior Secured First Lien Tranche C Term Loan, 4.650%, 12/19/2023	657,692	664,818
		25,722,387

Consumer Goods Durable - 2.75%
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	680,373	668,467
Culligan Holding Inc, Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 12/13/2023	2,307,190	2,341,797
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 12/13/2021	1,832,813	1,861,221
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 4.647%, 06/30/2021	494,911	499,447
Power Products LLC, Senior Secured First Lien Initial Term Loan, 5.530%, 12/20/2022	643,087	649,116
		6,020,048

Consumer Goods Non Durable - 1.12%
Arctic Glacier USA Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 03/14/2024	602,410	609,187
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 8.147%, 01/27/2022	1,937,500	1,835,781
		2,444,968

Containers, Packaging and Glass - 5.15%
Berlin Packaging LLC, Senior Secured First Lien Initial Term Loan, 4.500%, 10/01/2021	621,224	625,660
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 6.647%, 03/09/2022	700,935	708,711
Charter Nex US Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 02/07/2022	2,653,321	2,682,057
Coveris Holdings SA, Senior Secured First Lien USD Term Loan, 4.647%, 05/08/2019	2,870,556	2,872,939
Flex Acquisition Company Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 12/29/2023	1,465,969	1,476,274
IBC Capital Limited, Senior Secured Second Lien Term Loan, 8.120%, 09/09/2022	1,203,926	1,140,720
Plaze Inc, Senior Secured First Lien Term Loan, 4.630%, 07/31/2022	377,158	380,459
Printpack Holdings Inc, Senior Secured First Lien Term Loan, 4.000%, 07/26/2023	1,041,279	1,047,787
Ranpak Corp, Senior Secured Second Lien Initial Term Loan, 8.250%, 10/03/2022	333,333	325,833
		11,260,440

Energy, Oil and Gas - 1.42%
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 7.932%, 05/17/2021	752,941	735,688
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 4.600%, 10/01/2019	881,450	759,519
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
0.000%, 01/01/2030	2,752	2,095
0.000%, 01/01/2030	34,005	25,881
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 0.000%, 01/01/2030	4,506	3,429
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	116,799	100,643
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 4.450%, 10/01/2019	71,342	61,473
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 5.000%, 05/24/2021	1,494,156	1,405,627
		3,094,355

Environmental Industries - 1.26%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 6.750%, 05/29/2020	1,734,545	1,756,947
Infiltrator Water Technologies LLC, Senior Secured First Lien Term B-1 Loan, 4.647%, 05/27/2022	989,983	1,002,358
		2,759,305

Forest Products and Paper - 0.07%
W/S Packaging Group Inc, Senior Secured First Lien Term Loan, L+5.000%, 08/09/2019(b)	157,895	150,790

Healthcare and Pharmaceuticals - 18.72%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 6.006%, 07/16/2021	816,377	824,541

	Principal
	Amount	Value

Healthcare and Pharmaceuticals (continued)
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 6.000%, 04/01/2022	$2,013,180	$2,005,631
Amneal Pharmaceuticals LLC, Senior Secured First Lien Term B Loan, 6.500%, 11/01/2019	1,477,130	1,482,211
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 6.147%, 07/05/2023	1,262,389	1,287,637
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Delayed Draw Term Loan, 5.000%, 03/08/2024	156,139	157,440
Avantor Performance Materials Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 03/09/2024	3,708,300	3,739,208
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Delayed Draw Term Loan, 1.000%, 03/10/2025	38,866	39,158
Avantor Performance Materials Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 03/10/2025	884,211	890,842
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 5.250%, 10/20/2023	956,522	967,283
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 9.250%, 10/04/2024	789,474	785,526
CHG Healthcare Services Inc, Senior Secured First Lien Term Loan, 4.750%, 06/07/2023	1,262,934	1,280,458
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 5.250%, 10/21/2021	1,333,119	938,516
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 5.150%, 03/15/2024	497,041	501,080
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 12/01/2021	785,849	745,900
Global Healthcare Exchange LLC, Senior Secured First Lien Initial Term Loan, 5.250%, 08/15/2022	992,500	1,006,891
Greenway Health LLC, Senior Secured First Lien Term Loan, 5.750%, 02/16/2024	1,379,310	1,390,517
Horizon Pharma Inc, Senior Secured First Lien Term B Loan, 4.750%, 03/22/2024	597,426	599,293
inVentiv Group Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.804%, 11/09/2023	1,646,359	1,655,274
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 5.750%, 08/29/2022	1,134,826	1,146,883
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 5.647%, 04/19/2023	1,976,444	1,993,738
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.147%, 06/07/2019	351,875	340,703
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 9.647%, 12/09/2019	2,190,287	1,968,138
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 5.000%, 07/29/2022	2,114,661	2,126,556
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 06/30/2023	2,253,087	2,251,690
Pharmaceutical Product Development Inc, Senior Secured First Lien Initial Term Loan, 4.250%, 08/18/2022	663,291	666,296
Precyse Acquisition Corp, Senior Secured First Lien Initial Term Loan, 6.500%, 10/20/2022	2,657,603	2,675,888
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 8.250%, 10/21/2024	681,818	698,011
Project Ruby Ultimate Parent Corp, Senior Secured First Lien Closing Date Term Loan, 4.750%, 02/09/2024	424,528	426,740
Sterigenics-Nordion Holdings LLC, Senior Secured First Lien Initial Term Loan, L+3.250%, 05/16/2022(b)	1,770,115	1,775,647
Surgery Center Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 11/03/2020	1,436,716	1,455,127
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 5.397%, 12/30/2022	2,528,616	2,379,263
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-1 Tranche B Term Loan, L+4.750%, 04/01/2022(b)	703,878	706,652
		40,908,738

High Tech Industries - 20.11%
Aerial Merger Sub Inc, Senior Secured First Lien Term B Loan, L+3.250%, 09/02/2019(b)	571,429	579,880
Aerial Merger Sub Inc, Senior Secured First Lien Term B2 Loan, L+3.750%, 03/01/2024(b)	952,381	965,776
Ascend Learning LLC, Senior Secured First Lien Term Loan, 7.500%, 07/31/2019	956,435	964,010
Ascend Learning LLC, Senior Secured Second Lien Term Loan, 9.524%, 11/30/2020	1,000,000	1,008,750
Aspect Software Inc, Senior Secured First Lien Exit Term Loan, 11.278%, 05/25/2020	4,059,983	4,082,821
BMC Software Finance Inc, Senior Secured First Lien Initial US Term Loan, 5.000%, 09/10/2020	989,393	992,430
CompuCom Systems Inc, Senior Secured First Lien Term Loan, L+3.250%, 05/11/2020(b)	3,100,749	2,611,420
Compuware Corporation, Senior Secured First Lien Tranche B-3 Term Loan, 5.250%, 12/15/2021	2,691,971	2,703,076
CPI Acquisition Inc, Senior Secured First Lien Term Loan, L+4.500%, 08/17/2022(b)	1,947,370	1,819,165
CPI International Inc, Senior Secured First Lien Term B Loan, L+3.250%, 04/07/2021(b)	251,572	253,067
CPI International Inc, Senior Secured Second Lien Term Loan, L+7.250%, 04/07/2022(b)	750,000	755,625

	Principal
	Amount	Value

High Tech Industries (continued)
Cypress Semiconductor Corp, Senior Secured First Lien 2016 Incremental Term Loan, 4.580%, 07/05/2021	$1,098,592	$1,110,489
Epicor Software Corporation, Senior Secured First Lien Term B Loan, 4.750%, 06/01/2022	975,762	978,933
Flexera Software LLC, Senior Secured Second Lien Term Loan, 8.000%, 04/02/2021	200,000	200,000
Hyland Software Inc, Senior Secured First Lien Term Loan, 4.232%, 07/01/2022	875,000	887,031
Informatica Corporation, Senior Secured First Lien Dollar Term Loan, 4.500%, 08/05/2022	913,463	910,111
LANDesk Group Inc, Senior Secured First Lien Term Loan, 5.250%, 01/22/2024	2,623,188	2,641,498
LANDesk Group Inc, Senior Secured Second Lien Term Loan, 10.000%, 01/20/2025	2,000,000	1,988,000
MSC Software Corporation, Senior Secured Second Lien Term Loan, 8.500%, 05/31/2021	500,000	500,625
Peak 10 Inc, Senior Secured First Lien Term Loan, 5.147%, 06/17/2021	972,500	980,708
Peak 10 Inc, Senior Secured Second Lien Initial Term Loan, 8.280%, 06/17/2022	1,875,000	1,844,531
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 7.147%, 11/12/2021	992,462	982,538
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 5.397%, 02/01/2024	549,451	555,632
Rocket Software Inc, Senior Secured First Lien Term Loan, 5.397%, 10/13/2023	1,561,385	1,581,550
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 6.000%, 10/30/2023	1,764,808	1,780,250
SolarWinds Holdings Inc, Senior Secured First Lien 2017 Refinancing Term Loan L+3.500%, 02/03/2023(b)	4,606,438	4,615,950
Sophia LP, Senior Secured First Lien Term B Loan, 4.397%, 09/30/2022	1,955,995	1,958,137
Sybil Software LLC, Senior Secured First Lien Term B Loan, L+3.250%, 09/30/2023(b)	1,165,684	1,177,341
Trader Corporation, Senior Secured First Lien Term Loan, L+3.250%, 09/28/2023(b)	1,013,514	1,018,155
TTM Technologies Inc, Senior Secured First Lien New Term B Loan, 5.250%, 05/31/2021	1,487,018	1,513,041
		43,960,540

Hotels, Gaming and Leisure - 3.06%
Alpha Topco Limited - Delta 2 (Lux) Sarl, Senior Secured Second Lien Term Loan, 8.068%, 07/29/2022	1,902,180	1,917,635
AP Gaming I LLC, Senior Secured First Lien Term B Loan, 9.250%, 12/21/2020	787,440	794,921
CWGS Group LLC, Senior Secured First Lien Term Loan, L+3.750%, 11/08/2023(b)	169,231	170,415
Scientific Games International Inc, Senior Secured First Lien Term B-3 Loan, 4.943%, 10/01/2021	641,411	650,382
Travelport Finance (Luxembourg) Sarl, Senior Secured First Lien Term C Loan, 4.289%, 09/02/2021	1,939,977	1,956,350
UFC Holdings LLC, Senior Secured First Lien Term B Loan, 4.250%, 08/18/2023	1,195,993	1,204,001
		6,693,704

Media Advertising, Printing and Publishing - 3.11%
McGraw-Hill Global Education Holdings LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/04/2022	3,367,228	3,338,001
Vestcom Parent Holdings Inc, Senior Secured First Lien Term Loan, 7.250%, 12/15/2023	2,255,217	2,273,541
William Morris Endeavor Entertainment LLC (FKA WME IMG Holding LLC), Senior Secured First Lien Term B Loan, 4.290%, 05/06/2021	1,178,888	1,186,256
		6,797,798

Media Broadcasting and Subscription - 2.62%
Altice Financing SA, Senior Secured First Lien Term B Loan, L+2.750%, 03/22/2017(b)	1,818,182	1,820,455
Numericable US LLC, Senior Secured First Lien USD TLB-7 Term Loan, 5.289%, 01/15/2024	937,666	941,430
Sable International Finance Ltd, Senior Secured First Lien Term B-1 Loan, 5.732%, 12/30/2022	2,923,077	2,954,135
		5,716,020

Metals and Mining - 1.03%
Fairmount Santrol Inc, Senior Secured First Lien Tranche B-2 Term Loan, 4.500%, 09/05/2019	1,551,379	1,522,942
Murray Energy Corporation, Senior Secured First Lien Term B-2 Non-PIK Loan, 8.250%, 04/16/2020	745,452	726,193
		2,249,135

Retail - 2.61%
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 5.500%, 08/19/2022	291,084	262,703
Jill Acquisition LLC, Senior Secured First Lien Initial Term Loan, 6.040%, 05/09/2022	479,495	471,703

	Principal
	Amount	Value

Retail (continued)
National Vision Inc, Senior Secured First Lien Initial Term Loan, 4.000%, 03/12/2021	$514,139	$514,835
Nine West Holdings Inc, Senior Secured First Lien Initial Term Loan, 4.755%, 10/08/2019	778,000	561,619
Payless Inc, Senior Secured First Lien Initial Term Loan, 5.037%, 03/11/2021	1,236,987	612,309
Payless Inc, Senior Secured Second Lien Initial Term Loan, 8.537%, 03/11/2022	2,000,000	283,760
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 4.287%, 01/26/2023	802,802	758,648
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 4.500%, 04/30/2021	2,026,042	1,956,822
Sports Authority (The), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	4,069,197	291,843
		5,714,242

Services - Business - 16.66%
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 7.500%, 07/25/2022	2,000,000	1,951,000
Al Mistral Luxembourg Subco Sarl, Senior Secured First Lien Term Loan, L+3.000%, 01/17/2024(b)	690,789	691,007
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 4.763%, 07/28/2022	1,185,000	1,192,963
Citco Funding LLC, Senior Secured First Lien Term Loan, L+3.000%, 03/23/2022(b)	1,781,319	1,793,013
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 4.647%, 12/20/2019	3,292,137	2,633,709
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 8.750%, 12/21/2020	1,500,000	971,250
DTI Holdco Inc, Senior Secured First Lien Initial Term Loan, 6.289%, 10/02/2023	2,749,865	2,718,929
Erie Acquisition Holdings Inc, Senior Secured First Lien Term Loan, 7.750%, 03/01/2023	2,482,498	2,498,014
GlobalLogic Holdings Inc, Senior Secured First Lien Closing Date Term Loan, 5.652%, 06/20/2022	2,518,660	2,537,549
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 5.250%, 01/18/2024	2,171,216	2,201,070
Information Resources Inc, Senior Secured Second Lien Initial Term Loan, 9.250%, 01/20/2025	2,000,000	1,995,830
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 6.875%, 12/09/2022	1,987,500	1,905,516
Neff Rental LLC, Senior Secured Second Lien Closing Date Term Loan, 7.543%, 06/09/2021	3,105,673	3,114,741
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 6.804%, 02/28/2022	3,160,377	3,168,278
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 6.250%, 02/07/2019	1,540,836	1,544,688
Transaction Network Services, Senior Secured First Lien Initial Term Loan, 5.000%, 02/14/2020	678,691	685,692
Transaction Network Services, Senior Secured Second Lien Initial Term Loan, 9.000%, 08/14/2020	1,823,628	1,827,048
TravelCLICK Inc, Senior Secured Second Lien Initial Term Loan, 8.750%, 11/08/2021	3,000,000	2,973,750
		36,404,047

Services - Consumer - 4.41%
American Residential Services LLC, Senior Secured First Lien Term Loan, L+4.000%, 06/30/2021(b)	714,286	716,071
Big Jack Holdings LP, Senior Secured First Lien Term Loan B, L+4.250%, 03/20/2024(b)	594,771	598,489
Focus Brands Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 10/05/2023	1,067,647	1,070,540
KUEHG Corp, Senior Secured First Lien Term B-1 Loan, 5.397%, 08/12/2022	1,183,467	1,192,343
Nord Anglia Education Finance LLC, Senior Secured First Lien Initial Term Loan, 4.554%, 03/31/2021	266,264	267,845
NVA Holdings Inc, Senior Secured Second Lien Term Loan, 8.147%, 08/14/2022	1,297,848	1,310,281
Outerwall Inc, Senior Secured First Lien Term B Loan, 5.250%, 09/27/2023	315,634	319,225
Prime Security Services Borrower LLC, Senior Secured First Lien 2016-2 Refinancing Term B-1 Loan, 4.250%, 05/02/2022	2,185,258	2,210,290
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 6.250%, 07/28/2021	267,929	271,613
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 4.750%, 04/09/2021	1,675,574	1,684,999
		9,641,696

Telecommunications - 9.06%
Alorica Inc, Senior Secured First Lien Term B Loan, 5.732%, 06/30/2022	770,230	782,746
Cologix Holdings Inc, Senior Secured First Lien Inital Term Loan, 4.000%, 03/20/2024	444,444	445,693
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, L+7.000%, 03/20/2025(b)	1,523,309	1,527,125

	Principal
	Amount	Value

Telecommunications (continued)
Colorado Buyer Inc, Senior Secured First Lien Term Loan, L+3.000%, 03/15/2024(b)	$974,227	$981,412
ConvergeOne Holdings Corporation, Senior Secured First Lien Initial Term Loan, 6.522%, 06/17/2020	1,757,310	1,756,211
Fairpoint Communications Inc, Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	317,604	319,867
Greeneden US Holdings II LLC, Senior Secured First Lien Term B Loan, 5.020%, 12/01/2023	462,789	467,127
GTT Communications Inc, Senior Secured First Lien Initial Term Loan, 5.000%, 01/09/2024	413,472	419,760
Masergy Holdings Inc, Senior Secured First Lien Term B Loan, 5.500%, 12/15/2023	618,605	624,791
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 9.500%, 12/16/2024	500,000	506,250
TierPoint LLC, Senior Secured First Lien Term B-1 Loan, 5.500%, 12/02/2021	2,708,571	2,723,238
Vertiv Group Corporation, Senior Secured First Lien Term B Loan, 5.030%, 11/30/2023	3,147,355	3,184,746
Windstream Services LLC, Senior Secured First Lien New Tranche B-6 Term Loan, 4.950%, 03/29/2021	6,017,219	6,067,373
		19,806,339

Transportation Cargo - 0.26%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 5.535%, 02/02/2024	573,770	578,315

Transportation Consumer - 1.61%
Air Medical Group Holdings Inc, Senior Secured First Lien 2016 New Term Loan, 5.000%, 04/28/2022	480,242	481,945
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 4.500%, 04/07/2021	3,022,774	3,031,283
		3,513,228

Utilities Electric - 5.38%
Eastern Power LLC, Senior Secured First Lien Term Loan, 5.000%, 10/02/2021	1,974,355	1,985,954
Exgen Texas Power LLC, Senior Secured First Lien Term Loan, 5.897%, 09/20/2021	982,363	649,587
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 8.397%, 12/19/2022	2,691,729	2,668,177
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 6.647%, 11/15/2021	500,000	490,000
Helix Gen Funding LLC, Senior Secured First Lien Term Loan, L+3.750%, 03/09/2024(b)	620,690	630,583
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 7.647%, 08/21/2020	1,454,362	1,436,182
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 6.879%, 12/18/2020	723,249	710,593
Panda Temple Power II LLC, Senior Secured First Lien Construction Term Loan, 7.250%, 04/03/2019	1,352,425	1,188,444
Pike Corporation, Senior Secured First Lien Initial Term Loan, 4.750%, 03/10/2024	463,576	470,096
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 5.147%, 11/09/2020	2,031,042	1,524,551
		11,754,167

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $301,209,463)		297,168,365

CONVERTIBLE CORPORATE BONDS(a) - 0.81%
Energy, Oil and Gas - 0.81%
Comstock Resources Inc, 9.500%, 06/15/2020(c)	2,052,250	1,777,762

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,005,384)		1,777,762

CORPORATE BONDS - 26.33%
Automotive - 0.50%
Aston Martin Capital Holdings, Senior Unsecured Bond, 6.500%, 04/15/2022	517,000	520,231
Omega US Sub LLC, Senior Unsecured Bond, 8.750%, 07/15/2023(d)	530,000	564,890
		1,085,121

Banking, Finance, Insurance and Real Estate - 3.31%
Fly Leasing Limited, Senior Unsecured Bond, 6.750%, 12/15/2020	500,000	525,625
HUB International Ltd, Senior Unsecured Bond, 8.125%, 07/15/2019(c)(d)	2,025,000	2,035,125

	Principal
	Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
National Financial Partners Corp, Senior Unsecured Bond, 9.000%, 07/15/2021(d)	$1,300,000	$1,378,780
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(d)	3,500,000	3,290,000
		7,229,530

Beverage, Food and Tobacco - 2.48%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	345,000	360,956
Dole Food Co Inc, Senior Secured Bond, 7.250%, 05/01/2019(d)	1,650,000	1,685,062
P F Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(d)	3,377,000	3,385,443
		5,431,461

Capital Equipment - 1.02%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	500,000	554,375
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(d)	289,000	258,655
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(d)	1,600,000	1,424,000
		2,237,030

Chemicals, Plastics and Rubber - 0.23%
Unifrax Holding Co, Senior Secured Bond, 7.500%, 02/15/2019(d)	500,000	498,750

Construction and Building - 3.49%
BMC East LLC, Senior Unsecured Bond, 5.500%, 10/01/2024(d)	1,190,000	1,213,800
Builders FirstSource Inc, Senior Unsecured Bond, 10.750%, 08/15/2023(d)	2,020,000	2,358,350
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(d)	1,590,000	1,693,350
New Enterprise Stone & Lime Co Inc, Senior Unsecured Bond, 10.125%, 04/01/2022(d)	1,000,000	1,062,500
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(d)	1,250,000	1,293,750
		7,621,750

Consumer Goods Durable - 0.06%
Apex Tool Group LLC, Senior Unsecured Bond, 7.000%, 02/01/2021(d)	150,000	136,500

Containers, Packaging and Glass - 0.99%
ARD Finance SA, Senior Unsecured Bond, 7.125%, 09/15/2023(c)(d)	400,000	413,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(d)	331,000	327,690
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(d)	1,250,000	1,278,125
Reynolds GRP ISS / Reynold, Senior Unsecured Bond, 7.000%, 07/15/2024(d)	140,000	150,150
		2,168,965

Energy, Oil and Gas - 1.53%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	1,600,000	1,352,000
Comstock Resources Inc, Senior Unsecured Bond, 10.000%, 03/15/2020(c)	250,000	251,250
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	500,000	477,500
EP Energy LLC / Everest Acquisition Finance Inc, Senior Unsecured Bond, 8.000%, 02/15/2025(d)	1,365,000	1,276,275
		3,357,025

Forest Products and Paper - 0.36%
Tembec Industries Inc, Senior Secured Bond, 9.000%, 12/15/2019(d)	765,000	787,950

Healthcare and Pharmaceuticals - 1.24%
InVentiv Group Holdings Inc, Senior Unsecured Bond, 7.500%, 10/01/2024(d)	250,000	258,438
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(d)	1,500,000	1,590,000
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(d)	520,000	536,250
7.000%, 03/15/2024(d)	323,000	332,286
		2,716,974

High Tech Industries - 1.94%
BMC Software Inc, Senior Unsecured Bond, 7.250%, 06/01/2018	456,000	472,530
Global A&T Electronics, Senior Unsecured Bond, 10.000%, 02/01/2019(d)	1,500,000	1,091,250

	Principal
	Amount	Value

High Tech Industries (continued)
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	$1,000,000	$1,032,600
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(d)	1,604,000	1,648,110
		4,244,490

Hotels, Gaming and Leisure - 1.36%
Scientific Games International Inc, Senior Secured Bond, 7.000%, 01/01/2022(d)	2,770,000	2,967,363

Media Advertising, Printing and Publishing - 0.10%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(d)	230,000	223,387

Media Broadcasting and Subscription - 1.50%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	1,400,000	1,554,000
Cequel Communications Holdings I, Senior Unsecured Bond, 5.125%, 12/15/2021(d)	1,500,000	1,528,125
Radiate Holdco LLC, Senior Unsecured Bond, 6.625%, 02/15/2025(d)	190,000	187,981
		3,270,106

Media Diversified and Production - 0.33%
Gray Television Inc, Senior Unsecured Bond, 5.125%, 10/15/2024(d)	720,000	712,800

Retail - 1.63%
PriSo Acq Corp / Bldng Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(d)	3,477,000	3,563,925

Services - Business - 0.53%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(d)	1,250,000	1,150,000

Telecommunications - 2.15%
Avaya Inc, Senior Secured Bond, 7.000%, 04/01/2019(d)(e)	316,000	251,220
Fairpoint Communications Inc, Senior Secured Bond, 8.750%, 08/15/2019(d)	2,580,000	2,661,657
Frontier Communications, Senior Unsecured Bond, 10.500%, 09/15/2022	1,250,000	1,271,875
Windstream Services LLC, Senior Unsecured Bond, 7.750%, 10/15/2020	500,000	508,750
		4,693,502

Transportation Consumer - 1.28%
Air Canada, Senior Unsecured Bond, 7.750%, 04/15/2021(d)	1,500,000	1,695,000
Hertz Corp, Senior Unsecured Bond, 5.500%, 10/15/2024(d)	1,260,000	1,100,925
		2,795,925

Utilities Electric - 0.30%
GenOn Energy Inc, Senior Secured Bond, 9.875%, 10/15/2020	1,000,000	655,000

TOTAL CORPORATE BONDS
(Cost $56,757,690)		57,547,554

	Shares
COMMON STOCK - 0.32%
Energy, Oil and Gas - 0.32%
SandRidge Energy Inc(f)	37,842	$699,699

TOTAL COMMON STOCK
(Cost $1,750,000)		699,699

	Principal
	Shares	Value
WARRANTS - 0.02%
Energy, Oil and Gas - 0.02%
Comstock Resources Inc,(f)
expires 9/2/2018 at $0.01	3,438	$31,698

TOTAL WARRANTS
(Cost $–)		31,698

Total Investments - 163.45%
(Cost $361,722,537)		357,225,078

Liabilities in Excess of Other Assets - (4.65)%		(10,175,860)

Mandatory Redeemable Preferred Shares - (9.16)%
(liquidation preference plus distributions payable on term preferred shares)		(20,000,000)

Leverage Facility - (49.65)%		(108,500,000)

Net Assets - 100.00%		$218,549,218

Amounts above are shown as a percentage of net assets as of March 31, 2017.

(a)	The interest rate shown represents the rate at period end.
(b)
All or a portion of this position has not settled as of March 31, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)	Option to convert to pay-in-kind security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $48,010,862, which represents approximately 21.97% of net assets as of March 31, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

On November 17, 2016 the Board of Trustees approved a change to BGX’s investment guidelines that took effect in January 2017. Under the new investment guidelines, BGX’s long positions, either directly or through the use of derivatives, are not limited. BGX’s short positions, either directly or through the use of derivatives will continue to be limited to 30% of the Fund’s net assets.

BGX was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGX is now classified as a diversified company as of April 1, 2014. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities and securities of other investment companies. BGX may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligations (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid‐price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BGX’s perceived risk of investing in those securities.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of March 31, 2017:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Banking, Finance, Insurance and Real Estate	$–	$22,304,968	$2,857,662	$25,162,630
Beverage, Food and Tobacco	–	11,951,758	658,959	12,610,717
Capital Equipment	–	1,744,472	2,223,739	3,968,211
Construction and Building	–	20,212,748	5,509,639	25,722,387
Consumer Goods Durable	–	3,678,251	2,341,797	6,020,048
Containers, Packaging and Glass	–	10,212,653	1,047,787	11,260,440
Energy, Oil and Gas	–	3,062,950	31,405	3,094,355
Environmental Industries	–	1,756,947	1,002,358	2,759,305
High Tech Industries	–	40,964,336	2,996,204	43,960,540
Services - Business	–	32,321,810	4,082,237	36,404,047
Services - Consumer	–	9,370,083	271,613	9,641,696
Telecommunications	–	19,023,593	782,746	19,806,339
Utilities Electric	–	11,264,167	490,000	11,754,167
Other	–	85,003,483	–	85,003,483
Convertible Corporate Bonds	–	1,777,762	–	1,777,762
Corporate Bonds	–	57,547,554	–	57,547,554
Common Stock	699,699	–	–	699,699
Warrants	–	31,698	–	31,698
Total	$699,699	$332,229,233	$24,296,146	$357,225,078

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Total
Balance as of December 31, 2016	$19,304,681	$19,304,681
Accrued Discount/Premium	31,159	31,159
Realized Gain/(Loss)	57,700	57,700
Change in Unrealized Appreciation/(Depreciation)	(7,933)	(7,933)
Purchases	4,213,895	4,213,895
Sales Proceeds	(5,559,243)	(5,559,243)
Transfer into Level 3	10,588,488	10,588,488
Transfer out of Level 3	(4,332,601)	(4,332,601)
Balance as of March 31, 2017	$24,296,146	$24,296,146
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2017	$(7,317)	$(7,317)

Information about Level 3 fair value measurements as of March 31, 2017:

	Fair Value at 3/31/2017	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$24,296,149	Third-party vendor pricing service	Broker quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2017, 85.65% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2017, BGX had invested $49,273,716 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation. BGX had no outstanding participations as of March 31, 2017.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a 364‐day revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015 and July 26, 2016, to borrow up to a limit of $112 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.80% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2017, BGX had borrowings outstanding under its Leverage Facility of $108.5 million, at an interest rate of 1.63%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2017. This fair value is based on Level 2 inputs under the three‐tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2017 the average borrowings under BGX's Leverage Facility and the average interest rate were $101,829,670 and 1.59%, respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20 million, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023.  BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of March 31, 2017, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of March 31, 2017, BGX's leverage represented 37.03% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 31.27% of Managed Assets and the MRPS representing 5.76% of Managed Assets).

NOTE 5. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2017, based on a cost of $361,730,429 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,484,196 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,989,547, resulting in net unrealized depreciation of $4,505,351.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2017

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2017